Revenue - Summary of Annual Service Fees and Regulatory Compliance Fees (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation Of Revenue [Line Items]
Gross revenue	$ 214.8	$ 193.8	$ 556.0	$ 529.3
Annual Service Fees and Regulatory Compliance Fees
Disaggregation Of Revenue [Line Items]
Gross revenue	3.5	2.8	10.3	8.6
Amount of These Fees Included in Deferred Revenue at Beginning of Period
Disaggregation Of Revenue [Line Items]
Gross revenue	$ 2.6	$ 2.2	$ 3.3	$ 2.7